Fair Value Measurements - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 227,679	$ 130,497
Total loans, net of allowance for loan losses	717,523	684,608
FINANCIAL LIABILITIES
Total deposits, other than trading	1,135,333	886,977
Securitization liabilities at amortized cost	15,768	14,086
Subordinated notes and debentures	11,477	10,725
Carrying value [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	227,679	130,497
Total loans, net of allowance for loan losses	717,523	684,608
Total financial assets not carried at fair value	945,202	815,105
FINANCIAL LIABILITIES
Total deposits, other than trading	1,135,333	886,977
Securitization liabilities at amortized cost	15,768	14,086
Subordinated notes and debentures	11,477	10,725
Total financial liabilities not carried at fair value	1,162,578	911,788
Carrying value [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	174,592	78,275
Carrying value [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	53,087	52,222
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	228,873	130,744
Total loans, net of allowance for loan losses	727,197	688,154
Total financial assets not carried at fair value	956,070	818,898
FINANCIAL LIABILITIES
Total deposits, other than trading	1,137,624	892,597
Securitization liabilities at amortized cost	16,143	14,258
Subordinated notes and debentures	12,374	11,323
Total financial liabilities not carried at fair value	1,166,141	918,178
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	175,500	78,374
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 53,373	$ 52,370